Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Risk Management Explanatory [Abstract]
Disclosure of credit risk exposure [text block]
The credit quality of financial assets that are not past due or impaired can be evaluated by reference to external credit ratings (if they are available) or historical information on counterparty late payment rates:

Financial institution	Financial assets	Rating			As of December 31, 2021
		Moody´s	S&P	Fitch	ThUS$
Banco crédito e Inversiones	Time deposits	P-1	A-2	F2-	9,752
Banco Itaú Corpbanca	Time deposits	P-2	A-2	-	8,001
Banco Santander – Santiago	Time deposits	P-1	A-2	-	9,052
Scotiabank Sud Americano	Time deposits	P-1	A-1	F1+	10,750
Other banks	Time deposits	-	-	F1+	200,100
JP Morgan US dollar Liquidity Fund Institutional	Investment fund	Aaa-mf	AAAm	AAAmmf	381,297
Legg Mason - Western Asset Institutional cash reserves	Investment fund	-	AAAm	AAAmmf	233,648
Total					852,600
F-46
Notes to the Consolidated Financial Statements December 31, 2021
Financial institution	Financial assets	Rating			As of December 31, 2021
		Moody´s	S&P	Fitch	ThUS$
Bancocrédito e Inversiones	Time deposits	P-1	A-2	-	34,325
Banco Itaú Corpbanca	Time deposits	P-2	A-2	-	195,471
Banco Santander – Santiago	Time deposits	P-1	A-2	-	65,899
Scotiabank Sud Americano	Time deposits	P-1	A-1	F1+	289,421
Sumitomo Mitsui Banking	Time deposits	P-1	-	F1	320,054
Total					905,170
Financial institution	Financial assets	Rating			As of December 31, 2020
		Moody´s	S&P	Fitch	ThUS$
Banco créditoe Inversiones	Time deposits	P-1	A-1	-	9,002
Banco de Chile	Time deposits	P-1	A-1	-	10,503
Banco Estado	Time deposits	P-1	A-1	-	1,001
Banco Itaú Corpbanca	Time deposits	P-2	A-2	-	7,299
Banco Santander – Santiago	Time deposits	P-1	A-1	-	16,702
Scotiabank Sud Americano	Time deposits	-	-	F1+	7,002
JP Morgan US dollar Liquidity Fund Institutional	Investment fund	Aaa-mf	AAAm	AAAmmf	102,753
Legg Mason - Western Asset Institutional cash reserves	Investment fund	-	AAAm	AAAmmf	107,625
Other banks with lower balances	Time deposits	-	-	-	86
Total					261,973

Financial institution	Financial assets	Rating			As of December 31, 2020
		Moody´s	S&P	Fitch	ThUS$
Banco de crédito e Inversiones	Time deposits	P-1	A-1	-	185,589
Banco Itaú Corpbanca	Time deposits	P-2	A-2	-	49,006
Banco Santander – Santiago	Time deposits	P-1	A-1	-	45,168
Banco Scotiabank Sud Americano	Time deposits	-	-	F1+	31,668
JP Morgan Asset Management	Investment fund	P-1	A-1	N1+	34,028
Total					345,459

Financial institution	Financial assets	Rating			As of December 31, 2021
		Moody´s	S&P	Fitch	ThUS$
Agricultural Bank of China	Bank notes	+	-	-	860
Bank of China Limited	Bank notes	+	-	-	4,167
Bank of Communications	Bank notes	+	-	-	7,422
China CITIC Bank Corp Ltd	Bank notes	++	-	-	2,623
China Construction Bank Corporation	Bank notes	+	-	-	7,122
China Everbright Bank Co. Ltd	Bank notes	++	-	-	6,569
China Merchants Bank	Bank notes	+	-	-	22,628
China Minsheng Bank Corporation	Bank notes	-	-	++	784
Industrial & Commercial Bank of China Limited	Bank notes	+	-	-	353
Industrial Bank	Bank notes	+	-	-	6,615
Ping An Bank	Bank notes	++	-	-	8,391
Shanghai Pudong Development Bank Co. Ltd	Bank notes	++	-	-	7,905
China Development Bank	Bank notes	-	-	+	16,807
Postal Savings Bank of China	Bank notes	-	+	-	4,718
KEB Hana Bank (China)	Bank notes	+	-	-	1,121
Total					98,085

(+)
Good credit rating
(++)
Satisfactory credit rating

Disclosure of cash and cash equivalents of cashflows [Text Block]
The position in other cash and cash equivalents are invested in highly liquid mutual funds with an AAA risk rating.

	Nature of undiscounted cash flows
As of December 31, 2021 (figures expressed in millions of US dollars)	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
Bank borrowings	70.08	1.05	70.64	-	71.69
Unsecured obligations	2,518.64	108.06	924.03	2,980.91	4,013.00
Sub total	2,588.72	109.11	994.67	2,980.91	4,084.69
Hedging liabilities	85.25	12.38	31.58	39.70	83.66
Derivative financial instruments	1.67	1.67	-	-	1.67
Sub total	86.92	14.05	31.58	39.70	85.33
Current and non-current lease liabilities	54.22	8.88	30.97	29.08	68,93
Trade accounts payable and other accounts payable	279.65	279.65	-	-	279.65
Total	3,009.51	411.69	1,057.22	3,049.69	4,518.60

	Nature of undiscounted cash flows
As of December 31, 2020 (figures expressed in millions of US dollars)	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
Bank borrowings	70.08	0.94	71.40	-	72.34
Unsecured obligations	1,872.09	88.22	927.17	1,727.14	2,742.53
Sub total	1,942.17	89.16	998.57	1,727.14	2,814.87
Hedging liabilities	40.21	6.06	12.34	11.07	29.47
Derivative financial instruments	5.39	5.39	-	-	5.39
Sub total	45.60	11.45	12.34	11.07	34.86
Current and non-current lease liabilities	31.07	6.40	21.04	7.17	34.61
Trade accounts payable and other accounts payable	203.93	203.93	-	-	203.93
Total	2,222.77	310.94	1,031.95	1,745.38	3,088.27

Disclosure of derivative contracts of asset [text block]
These derivative contracts are held with domestic and foreign banks, which have the following credit ratings.

Financial institution	Financial assets	Rating
		Moody´s	S&P	Fitch
Banco Estado	Derivative	P-1	A-1	-
Merrill Lynch International	Derivative	-	A+	AA
Banco Itaú-Corpbanca	Derivative	P-2	A-2	-
JP Morgan	Derivative	Aa2	A+	AA
Morgan Stanley	Derivative	A+	BBB+	A
The Bank of Nova Scotia	Derivative	A	A-	AA-